Business Acquisition (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Schedule of Fair Value of Purchase Price
Calculation of the purchase price:
Fair value of stock at closing	$2,682,918
Cash at closing	300,000
Convertible promissory note	700,000
Purchase price	$3,682,918

Schedule of Estimated Fair Values of the Assets Acquired and Liabilities Assumed

The following table summarizes the allocation of the purchase price to the assets acquired and liabilities assumed:

Cash	$276,979
Accounts receivable, net	1,911,609
Inventory	1,195,737
Prepaid expenses	15,932
Fixed assets	96,177
Intangibles	4,700,000
Goodwill	3,806,344
Accounts payable	(2,944,390)
Related party payable	(1,868,442)
Notes payable	(1,461,581)
Notes payable- related parties	(1,540,787)
Foreign currency adjustment	47,829
Deferred tax liability	(552,489)
Net assets acquired	$3,682,918

Summary of Intangible Assets	Intangibles assets consisted of the following:
	Fair Value	Life in Years
Market related intangibles	$170,000	5
Customer relationships	3,400,000	9
Patents	1,030,000	11
Software	100,000	4
	$4,700,000

Schedule of Proforma for Acquisitions

The following pro forma results of operations for the three months ended March 31, 2018 have been prepared as though the business acquisition had occurred as of January 1, 2018. This pro forma financial information is not indicative of the results of operations that the Company would have attained had the acquisition occurred at the beginning of the periods presented, nor is the pro forma financial information indicative of the results of operations that may occur in the future:

Three Months Ended March 31, 2018
Pro forma sales	$17,141,884
Pro forma net income	(981,186)
Pro forma basic and diluted earnings per share	(0.03)

The unaudited pro forma results do not reflect any cost saving synergies from operating efficiencies, or the effect of the incremental costs incurred in integrating the two companies. Accordingly, these unaudited pro forma results are presented for informational purpose only and are not necessarily indicative of what the actual results of operations of the combined company would have been if the acquisition had occurred at the beginning of the period presented, nor are they indicative of future results of operations:

For the year ended December 31, 2018	Quest	HTS	Total	Dr	Cr	Proforma
Revenues	$56,202,332	$5,516,353	$61,718,685	-	(1,909,019)	$59,809,666
Net income (loss)	$(5,695,225)	$(1,276,200)	$(6,971,425)	314,372	(184,000)	$(7,101,797)

For the year ended December 31, 2017	Quest	HTS	TT Ltd	Total	Dr	Cr	Proforma
Revenues	$54,458,845	$4,850,799	$6,320,000	$65,629,644	-	-	$65,629,644
Net income (loss)	$(2,431,175)	$(169,846)	$759,698	$(1,841,323)	419,162	-	$(2,260,485)